Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000135573 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class R6
Trading Symbol	ANDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials, communication services, and health care sectors contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the information technology (IT) and consumer staples sectors detracted. An overweight in energy and an underweight in consumer discretionary contributed over the period. Conversely, overweight positions in the financials and real estate sectors detracted from performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Alphabet, Micron Technology, Dell Technologies, and HF Sinclair. The biggest detractors from performance during the period were Alexandria Real Estate Equities, Microsoft, Intuit, Salesforce, and Oracle. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence (AI) infrastructure.

Alphabet	Positive	Google’s parent company reported solid quarterly results, including record quarterly revenue toward the end of the year. The company benefited from growth across its digital advertising and cloud-computing businesses as the AI boom continued.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

Microsoft	Negative	The technology giant reported mostly strong quarterly results over the 12-month period. However, the company’s greater-than-anticipated AI infrastructure investment and higher capital spending guidance overshadowed its solid results.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class R6/ANDVX) at NAV(1)	30.33%	9.78%	10.13%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 525,352,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,213,000
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$525,352
Total number of portfolio holdings	59
Total advisory fee paid (‘000s)	$2,213
Portfolio turnover rate as of the end of the reporting period	106%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Information Technology	20
Industrials	11
Energy	9
Consumer Staples	7
Health Care	6
Real Estate	5
Other	14
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021609 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Institutional Class
Trading Symbol	NFJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials, communication services, and health care sectors contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the information technology (IT) and consumer staples sectors detracted. An overweight in energy and an underweight in consumer discretionary contributed over the period. Conversely, overweight positions in the financials and real estate sectors detracted from performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Alphabet, Micron Technology, Dell Technologies, and HF Sinclair. The biggest detractors from performance during the period were Alexandria Real Estate Equities, Microsoft, Intuit, Salesforce, and Oracle. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence (AI) infrastructure.

Alphabet	Positive	Google’s parent company reported solid quarterly results, including record quarterly revenue toward the end of the year. The company benefited from growth across its digital advertising and cloud-computing businesses as the AI boom continued.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

Microsoft	Negative	The technology giant reported mostly strong quarterly results over the 12-month period. However, the company’s greater-than-anticipated AI infrastructure investment and higher capital spending guidance overshadowed its solid results.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Institutional Class/NFJEX) at NAV(1)	30.11%	9.70%	10.06%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 525,352,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,213,000
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$525,352
Total number of portfolio holdings	59
Total advisory fee paid (‘000s)	$2,213
Portfolio turnover rate as of the end of the reporting period	106%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Information Technology	20
Industrials	11
Energy	9
Consumer Staples	7
Health Care	6
Real Estate	5
Other	14
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021607 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class C
Trading Symbol	PNECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$199	1.74%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials, communication services, and health care sectors contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the information technology (IT) and consumer staples sectors detracted. An overweight in energy and an underweight in consumer discretionary contributed over the period. Conversely, overweight positions in the financials and real estate sectors detracted from performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Alphabet, Micron Technology, Dell Technologies, and HF Sinclair. The biggest detractors from performance during the period were Alexandria Real Estate Equities, Microsoft, Intuit, Salesforce, and Oracle. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence (AI) infrastructure.

Alphabet	Positive	Google’s parent company reported solid quarterly results, including record quarterly revenue toward the end of the year. The company benefited from growth across its digital advertising and cloud-computing businesses as the AI boom continued.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

Microsoft	Negative	The technology giant reported mostly strong quarterly results over the 12-month period. However, the company’s greater-than-anticipated AI infrastructure investment and higher capital spending guidance overshadowed its solid results.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class C/PNECX) at NAV(1) and with CDSC(2)	28.77%	8.57%	8.90%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 525,352,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,213,000
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$525,352
Total number of portfolio holdings	59
Total advisory fee paid (‘000s)	$2,213
Portfolio turnover rate as of the end of the reporting period	106%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Information Technology	20
Industrials	11
Energy	9
Consumer Staples	7
Health Care	6
Real Estate	5
Other	14
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021605 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class A
Trading Symbol	PNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$116	1.01%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials, communication services, and health care sectors contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the information technology (IT) and consumer staples sectors detracted. An overweight in energy and an underweight in consumer discretionary contributed over the period. Conversely, overweight positions in the financials and real estate sectors detracted from performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Alphabet, Micron Technology, Dell Technologies, and HF Sinclair. The biggest detractors from performance during the period were Alexandria Real Estate Equities, Microsoft, Intuit, Salesforce, and Oracle. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence (AI) infrastructure.

Alphabet	Positive	Google’s parent company reported solid quarterly results, including record quarterly revenue toward the end of the year. The company benefited from growth across its digital advertising and cloud-computing businesses as the AI boom continued.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

Microsoft	Negative	The technology giant reported mostly strong quarterly results over the 12-month period. However, the company’s greater-than-anticipated AI infrastructure investment and higher capital spending guidance overshadowed its solid results.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class A/PNEAX) at NAV(1)	29.75%	9.37%	9.70%
Virtus NFJ Dividend Value Fund (Class A/PNEAX) at POP(2),(3)	22.62%	8.14%	9.08%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 525,352,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,213,000
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$525,352
Total number of portfolio holdings	59
Total advisory fee paid (‘000s)	$2,213
Portfolio turnover rate as of the end of the reporting period	106%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Information Technology	20
Industrials	11
Energy	9
Consumer Staples	7
Health Care	6
Real Estate	5
Other	14
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021611 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class A
Trading Symbol	AFJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$159	1.40%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within the communication services, financials, and energy sectors contributed to outperformance relative to the MSCI All Country World ex USA Index (net) for the fiscal year. In contrast, negative selection in the consumer discretionary, industrials, and materials sectors somewhat detracted. By region, security selection across Europe ex-U.K. and North America contributed to performance, while selection in emerging markets ("EM") and Japan detracted. From an industry and country allocation perspective, an underweight in consumer staples and overweight in EM contributed over the period, while an overweight in consumer discretionary and overweight in North America somewhat detracted. The biggest individual contributors to performance for the 12-month period were Taiwan Semiconductor Manufacturing, ASML, SK Hynix, Alphabet, and Samsung Electronics. The biggest detractors from performance during the period were Xiaomi, MonotaRO, Daiichi Sankyo, JD.com, and Nippon Paint. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor Manufacturing	Positive	The world’s largest contract semiconductor chip manufacturer released quarterly results that beat consensus expectations, and management continued to raise earnings guidance amid strengthening demand for artificial intelligence (AI) processors and high-performance computing.

ASML	Positive	The Dutch chip-making equipment giant reported robust quarterly results as chip demand continued to outpace supply over the reporting period.
Xiaomi	Negative	The Chinese tech giant was negatively impacted by rising component costs and intensifying competition within its mainstay smartphone business. In early 2026, management announced a stock buyback program worth up to HK$2.5 billion (US$321 million), as well as plans to expand its electric vehicle (EV) business globally over the next few years.

MonotaRO	Negative	Shares of the Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies underperformed over the reporting period, though management reported strong 2025 results. The Fund exited the position in early 2026.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class A/AFJAX) at NAV(1)	27.60%	6.19%	7.69%
Virtus NFJ International Value Fund (Class A/AFJAX) at POP(2),(3)	20.58%	5.00%	7.08%
MSCI All Country World ex USA Index (net)	27.66%	8.79%	9.93%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 81,465,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 438,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$81,465
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$438
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	25%
Financials	24
Industrials	14
Materials	9
Consumer Discretionary	8
Energy	8
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021614 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Institutional Class
Trading Symbol	ANJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within the communication services, financials, and energy sectors contributed to outperformance relative to the MSCI All Country World ex USA Index (net) for the fiscal year. In contrast, negative selection in the consumer discretionary, industrials, and materials sectors somewhat detracted. By region, security selection across Europe ex-U.K. and North America contributed to performance, while selection in emerging markets ("EM") and Japan detracted. From an industry and country allocation perspective, an underweight in consumer staples and overweight in EM contributed over the period, while an overweight in consumer discretionary and overweight in North America somewhat detracted. The biggest individual contributors to performance for the 12-month period were Taiwan Semiconductor Manufacturing, ASML, SK Hynix, Alphabet, and Samsung Electronics. The biggest detractors from performance during the period were Xiaomi, MonotaRO, Daiichi Sankyo, JD.com, and Nippon Paint. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor Manufacturing	Positive	The world’s largest contract semiconductor chip manufacturer released quarterly results that beat consensus expectations, and management continued to raise earnings guidance amid strengthening demand for artificial intelligence (AI) processors and high-performance computing.

ASML	Positive	The Dutch chip-making equipment giant reported robust quarterly results as chip demand continued to outpace supply over the reporting period.
Xiaomi	Negative	The Chinese tech giant was negatively impacted by rising component costs and intensifying competition within its mainstay smartphone business. In early 2026, management announced a stock buyback program worth up to HK$2.5 billion (US$321 million), as well as plans to expand its electric vehicle (EV) business globally over the next few years.

MonotaRO	Negative	Shares of the Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies underperformed over the reporting period, though management reported strong 2025 results. The Fund exited the position in early 2026.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Institutional Class/ANJIX) at NAV(1)	27.99%	6.55%	8.06%
MSCI All Country World ex USA Index (net)	27.66%	8.79%	9.93%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 81,465,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 438,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$81,465
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$438
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	25%
Financials	24
Industrials	14
Materials	9
Consumer Discretionary	8
Energy	8
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000135574 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class R6
Trading Symbol	ANAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$115	1.01%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within the communication services, financials, and energy sectors contributed to outperformance relative to the MSCI All Country World ex USA Index (net) for the fiscal year. In contrast, negative selection in the consumer discretionary, industrials, and materials sectors somewhat detracted. By region, security selection across Europe ex-U.K. and North America contributed to performance, while selection in emerging markets ("EM") and Japan detracted. From an industry and country allocation perspective, an underweight in consumer staples and overweight in EM contributed over the period, while an overweight in consumer discretionary and overweight in North America somewhat detracted. The biggest individual contributors to performance for the 12-month period were Taiwan Semiconductor Manufacturing, ASML, SK Hynix, Alphabet, and Samsung Electronics. The biggest detractors from performance during the period were Xiaomi, MonotaRO, Daiichi Sankyo, JD.com, and Nippon Paint. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor Manufacturing	Positive	The world’s largest contract semiconductor chip manufacturer released quarterly results that beat consensus expectations, and management continued to raise earnings guidance amid strengthening demand for artificial intelligence (AI) processors and high-performance computing.

ASML	Positive	The Dutch chip-making equipment giant reported robust quarterly results as chip demand continued to outpace supply over the reporting period.
Xiaomi	Negative	The Chinese tech giant was negatively impacted by rising component costs and intensifying competition within its mainstay smartphone business. In early 2026, management announced a stock buyback program worth up to HK$2.5 billion (US$321 million), as well as plans to expand its electric vehicle (EV) business globally over the next few years.

MonotaRO	Negative	Shares of the Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies underperformed over the reporting period, though management reported strong 2025 results. The Fund exited the position in early 2026.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class R6/ANAVX) at NAV(1)	28.08%	6.62%	8.11%
MSCI All Country World ex USA Index (net)	27.66%	8.79%	9.93%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 81,465,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 438,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$81,465
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$438
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	25%
Financials	24
Industrials	14
Materials	9
Consumer Discretionary	8
Energy	8
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000204677 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	VAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, information technology ("IT"), and industrials sectors detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the financials, energy, and communication services sectors contributed. An underweight in IT and an overweight in financials detracted over the period. Conversely, underweight positions in consumer staples and health care contributed to performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Advanced Micro Devices, Alphabet, Micron Technology, and GE Vernova. The biggest detractors from performance during the period were Coinbase Global, JD.com, Booking Holdings, Adobe, and Uber Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

JD.com	Negative	The online retailer struggled as continued competition in the food-delivery business overshadowed largely strong quarterly results.
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence ("AI") infrastructure.

Advanced Micro Devices	Positive	Shares reached an all-time high and the company’s market capitalization surpassed $500 billion toward the end of the reporting period as cease-fire talks in Iran revived broad market optimism for tech and AI demand. The rise in agentic AI (artificial intelligence that can accomplish a specific goal with limited supervision) heightened demand for AMD’s central processing units (CPUs).
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 29, 2021). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	Since Inception
Virtus NFJ Large-Cap Value Fund (Class R6/VAAGX) at NAV(1)	19.82%	6.51%
Wilshire 5000 Total Market Index	23.01%	11.85%
Russell 1000® Value Index	27.12%	11.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Oct. 29, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 181,520,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,126,000
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$181,520
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$1,126
Portfolio turnover rate as of the end of the reporting period	119%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Information Technology	18
Industrials	12
Energy	11
Consumer Discretionary	8
Materials	6
Health Care	5
Other	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021620 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	ANVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, information technology ("IT"), and industrials sectors detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the financials, energy, and communication services sectors contributed. An underweight in IT and an overweight in financials detracted over the period. Conversely, underweight positions in consumer staples and health care contributed to performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Advanced Micro Devices, Alphabet, Micron Technology, and GE Vernova. The biggest detractors from performance during the period were Coinbase Global, JD.com, Booking Holdings, Adobe, and Uber Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

JD.com	Negative	The online retailer struggled as continued competition in the food-delivery business overshadowed largely strong quarterly results.
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence ("AI") infrastructure.

Advanced Micro Devices	Positive	Shares reached an all-time high and the company’s market capitalization surpassed $500 billion toward the end of the reporting period as cease-fire talks in Iran revived broad market optimism for tech and AI demand. The rise in agentic AI (artificial intelligence that can accomplish a specific goal with limited supervision) heightened demand for AMD’s central processing units (CPUs).
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Institutional Class/ANVIX) at NAV(1)	19.70%	7.50%	10.06%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 181,520,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,126,000
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$181,520
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$1,126
Portfolio turnover rate as of the end of the reporting period	119%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Information Technology	18
Industrials	12
Energy	11
Consumer Discretionary	8
Materials	6
Health Care	5
Other	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021616 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class A
Trading Symbol	PNBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, information technology ("IT"), and industrials sectors detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the financials, energy, and communication services sectors contributed. An underweight in IT and an overweight in financials detracted over the period. Conversely, underweight positions in consumer staples and health care contributed to performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Advanced Micro Devices, Alphabet, Micron Technology, and GE Vernova. The biggest detractors from performance during the period were Coinbase Global, JD.com, Booking Holdings, Adobe, and Uber Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

JD.com	Negative	The online retailer struggled as continued competition in the food-delivery business overshadowed largely strong quarterly results.
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence ("AI") infrastructure.

Advanced Micro Devices	Positive	Shares reached an all-time high and the company’s market capitalization surpassed $500 billion toward the end of the reporting period as cease-fire talks in Iran revived broad market optimism for tech and AI demand. The rise in agentic AI (artificial intelligence that can accomplish a specific goal with limited supervision) heightened demand for AMD’s central processing units (CPUs).
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at NAV(1)	19.41%	7.24%	9.73%
Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at POP(2),(3)	12.84%	6.03%	9.11%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 181,520,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,126,000
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$181,520
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$1,126
Portfolio turnover rate as of the end of the reporting period	119%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Information Technology	18
Industrials	12
Energy	11
Consumer Discretionary	8
Materials	6
Health Care	5
Other	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021621 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class A
Trading Symbol	PCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$133	1.17%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and communication services sectors detracted from performance for the fiscal year relative to the Russell 2000® Value Index. Stock selection in the energy and consumer discretionary sectors contributed. An underweight in information technology (IT) and an overweight in financials detracted over the period. Conversely, underweight exposures in utilities and consumer discretionary contributed to performance. The biggest individual contributors to performance for the 12-month period were Viavi Solutions, Victoria's Secret, Kaiser Aluminum, MKS, and Helmerich & Payne. The biggest detractors from performance during the period were UWM, FMC, Walker & Dunlop, TripAdvisor, and MarketAxess. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
UWM	Negative	Shares of the parent company of the country’s largest mortgage lender were pressured during a prolonged bidding battle for Two Harbors Investment Corp., which ultimately was acquired by another bidder. The Fund exited the position toward the end of the reporting period.

FMC	Negative	Management for the agricultural sciences company reported weaker quarterly results, reduced full-year free cash flow (FCF) guidance, and cut the dividend amid a softer macroeconomic environment toward the end of 2025. As a result, the Fund exited the position.

Viavi Solutions	Positive	The network solutions provider performed well, particularly in the second half of the reporting period. Management reported solid quarterly results and issued upbeat guidance, benefiting in part from strong demand for its products used in data centers, semiconductors, and memory products.

Victoria's Secret	Positive	Shares of the apparel retailer reached a new all-time high toward the end of the reporting period, as the company reported quarterly sales and earnings that beat Wall Street’s expectations, and management raised its full-year sales outlook.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at NAV(1)	27.30%	6.75%	7.20%
Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at POP(2),(3)	20.30%	5.55%	6.59%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Value Index	43.01%	8.23%	10.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 257,838,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,382,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$257,838
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,382
Portfolio turnover rate as of the end of the reporting period	87%

Holdings [Text Block]
Asset Allocation(1)
Financials	27%
Health Care	13
Energy	12
Information Technology	11
Consumer Discretionary	11
Industrials	10
Materials	7
Other	9
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021626 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$93	0.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and communication services sectors detracted from performance for the fiscal year relative to the Russell 2000® Value Index. Stock selection in the energy and consumer discretionary sectors contributed. An underweight in information technology (IT) and an overweight in financials detracted over the period. Conversely, underweight exposures in utilities and consumer discretionary contributed to performance. The biggest individual contributors to performance for the 12-month period were Viavi Solutions, Victoria's Secret, Kaiser Aluminum, MKS, and Helmerich & Payne. The biggest detractors from performance during the period were UWM, FMC, Walker & Dunlop, TripAdvisor, and MarketAxess. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
UWM	Negative	Shares of the parent company of the country’s largest mortgage lender were pressured during a prolonged bidding battle for Two Harbors Investment Corp., which ultimately was acquired by another bidder. The Fund exited the position toward the end of the reporting period.

FMC	Negative	Management for the agricultural sciences company reported weaker quarterly results, reduced full-year free cash flow (FCF) guidance, and cut the dividend amid a softer macroeconomic environment toward the end of 2025. As a result, the Fund exited the position.

Viavi Solutions	Positive	The network solutions provider performed well, particularly in the second half of the reporting period. Management reported solid quarterly results and issued upbeat guidance, benefiting in part from strong demand for its products used in data centers, semiconductors, and memory products.

Victoria's Secret	Positive	Shares of the apparel retailer reached a new all-time high toward the end of the reporting period, as the company reported quarterly sales and earnings that beat Wall Street’s expectations, and management raised its full-year sales outlook.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Institutional Class/PSVIX) at NAV(1)	27.86%	7.14%	7.58%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Value Index	43.01%	8.23%	10.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 257,838,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,382,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$257,838
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,382
Portfolio turnover rate as of the end of the reporting period	87%

Holdings [Text Block]
Asset Allocation(1)
Financials	27%
Health Care	13
Energy	12
Information Technology	11
Consumer Discretionary	11
Industrials	10
Materials	7
Other	9
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000135575 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$88	0.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and communication services sectors detracted from performance for the fiscal year relative to the Russell 2000® Value Index. Stock selection in the energy and consumer discretionary sectors contributed. An underweight in information technology (IT) and an overweight in financials detracted over the period. Conversely, underweight exposures in utilities and consumer discretionary contributed to performance. The biggest individual contributors to performance for the 12-month period were Viavi Solutions, Victoria's Secret, Kaiser Aluminum, MKS, and Helmerich & Payne. The biggest detractors from performance during the period were UWM, FMC, Walker & Dunlop, TripAdvisor, and MarketAxess. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
UWM	Negative	Shares of the parent company of the country’s largest mortgage lender were pressured during a prolonged bidding battle for Two Harbors Investment Corp., which ultimately was acquired by another bidder. The Fund exited the position toward the end of the reporting period.

FMC	Negative	Management for the agricultural sciences company reported weaker quarterly results, reduced full-year free cash flow (FCF) guidance, and cut the dividend amid a softer macroeconomic environment toward the end of 2025. As a result, the Fund exited the position.

Viavi Solutions	Positive	The network solutions provider performed well, particularly in the second half of the reporting period. Management reported solid quarterly results and issued upbeat guidance, benefiting in part from strong demand for its products used in data centers, semiconductors, and memory products.

Victoria's Secret	Positive	Shares of the apparel retailer reached a new all-time high toward the end of the reporting period, as the company reported quarterly sales and earnings that beat Wall Street’s expectations, and management raised its full-year sales outlook.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class R6/ANFVX) at NAV(1)	27.89%	7.20%	7.63%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Value Index	43.01%	8.23%	10.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 257,838,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,382,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$257,838
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,382
Portfolio turnover rate as of the end of the reporting period	87%

Holdings [Text Block]
Asset Allocation(1)
Financials	27%
Health Care	13
Energy	12
Information Technology	11
Consumer Discretionary	11
Industrials	10
Materials	7
Other	9
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000196957 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, consumer discretionary, and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection in the information technology ("IT"), energy, and utilities sectors contributed. An overweight in financials and an underweight in IT detracted over the period. Conversely, an overweight in energy and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance for the 12-month period were MKS, Marvell Technology, Sandisk, Kaiser Aluminum, and HF Sinclair. The biggest detractors from performance during the period were Coinbase Global, Alexandria Real Estate Equities, FMC, Trex, and JD.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

MKS	Positive	The semiconductor equipment supplier delivered strong quarterly results and generally upbeat earnings guidance during the period amid continued strong demand for artificial intelligence ("AI")-related semiconductors. Additionally, management hiked the company’s quarterly dividend by 13.6% in early 2026.

Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler AI infrastructure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 18, 2017). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	Since Inception
Virtus NFJ Mid-Cap Value Fund (Class R6/ANPRX) at NAV(1)	21.15%	7.04%	7.07%
Wilshire 5000 Total Market Index	23.01%	12.52%	14.19%
Russell Midcap® Value Index	26.62%	9.48%	9.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 560,575,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,413,000
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$560,575
Total number of portfolio holdings	71
Total advisory fee paid (‘000s)	$2,413
Portfolio turnover rate as of the end of the reporting period	103%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Information Technology	21
Materials	11
Industrials	10
Energy	9
Consumer Discretionary	7
Real Estate	6
Other	13
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021637 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PRNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, consumer discretionary, and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection in the information technology ("IT"), energy, and utilities sectors contributed. An overweight in financials and an underweight in IT detracted over the period. Conversely, an overweight in energy and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance for the 12-month period were MKS, Marvell Technology, Sandisk, Kaiser Aluminum, and HF Sinclair. The biggest detractors from performance during the period were Coinbase Global, Alexandria Real Estate Equities, FMC, Trex, and JD.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

MKS	Positive	The semiconductor equipment supplier delivered strong quarterly results and generally upbeat earnings guidance during the period amid continued strong demand for artificial intelligence ("AI")-related semiconductors. Additionally, management hiked the company’s quarterly dividend by 13.6% in early 2026.

Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler AI infrastructure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Institutional Class/PRNIX) at NAV(1)	21.14%	6.99%	9.89%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 560,575,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,413,000
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$560,575
Total number of portfolio holdings	71
Total advisory fee paid (‘000s)	$2,413
Portfolio turnover rate as of the end of the reporting period	103%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Information Technology	21
Materials	11
Industrials	10
Energy	9
Consumer Discretionary	7
Real Estate	6
Other	13
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021635 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	PQNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$192	1.75%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, consumer discretionary, and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection in the information technology ("IT"), energy, and utilities sectors contributed. An overweight in financials and an underweight in IT detracted over the period. Conversely, an overweight in energy and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance for the 12-month period were MKS, Marvell Technology, Sandisk, Kaiser Aluminum, and HF Sinclair. The biggest detractors from performance during the period were Coinbase Global, Alexandria Real Estate Equities, FMC, Trex, and JD.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

MKS	Positive	The semiconductor equipment supplier delivered strong quarterly results and generally upbeat earnings guidance during the period amid continued strong demand for artificial intelligence ("AI")-related semiconductors. Additionally, management hiked the company’s quarterly dividend by 13.6% in early 2026.

Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler AI infrastructure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class C/PQNCX) at NAV(1) and with CDSC(2)	19.80%	5.82%	8.69%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 560,575,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,413,000
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$560,575
Total number of portfolio holdings	71
Total advisory fee paid (‘000s)	$2,413
Portfolio turnover rate as of the end of the reporting period	103%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Information Technology	21
Materials	11
Industrials	10
Energy	9
Consumer Discretionary	7
Real Estate	6
Other	13
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021632 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	PQNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, consumer discretionary, and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection in the information technology ("IT"), energy, and utilities sectors contributed. An overweight in financials and an underweight in IT detracted over the period. Conversely, an overweight in energy and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance for the 12-month period were MKS, Marvell Technology, Sandisk, Kaiser Aluminum, and HF Sinclair. The biggest detractors from performance during the period were Coinbase Global, Alexandria Real Estate Equities, FMC, Trex, and JD.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

MKS	Positive	The semiconductor equipment supplier delivered strong quarterly results and generally upbeat earnings guidance during the period amid continued strong demand for artificial intelligence ("AI")-related semiconductors. Additionally, management hiked the company’s quarterly dividend by 13.6% in early 2026.

Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler AI infrastructure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at NAV(1)	20.68%	6.61%	9.51%
Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at POP(2),(3)	14.05%	5.41%	8.89%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 560,575,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,413,000
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$560,575
Total number of portfolio holdings	71
Total advisory fee paid (‘000s)	$2,413
Portfolio turnover rate as of the end of the reporting period	103%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Information Technology	21
Materials	11
Industrials	10
Energy	9
Consumer Discretionary	7
Real Estate	6
Other	13
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021653 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class A
Trading Symbol	PGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Although the Fund produced a double-digit positive absolute return, it underperformed the Russell 1000® Growth Index (the "Index"), primarily due to stock selection with the technology sector. The Fund’s technology stocks averaged a return of approximately 10.1%, while the Index’s technology stocks gained 22.1% for the year. Additionally, within the Index, technology stocks primarily focused on the semiconductor memory industry had an especially positive 12-month return for the period, with some companies doubling and tripling in market value. For the same period, the software stocks within the Index lagged dramatically, with some even losing value, as fears spread that artificial intelligence (AI) could displace software’s competitive advantage in certain industries in the future. The Fund did not own several of the strongest-performing semiconductor memory companies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Negative	Fair Isaac provides decision management solutions, and operates through its software and scores segments. The company underperformed during the reporting period despite strong underlying metrics. Investor uncertainty about future competitive dynamics in scores stemmed from the announcement that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO score for mortgage credit decisions.

Autodesk	Negative	Autodesk engages in the design of software and services. Its products include AutoCAD, BIM Collaborate Pro, and Revit, among others. Despite positive business fundamentals, software stocks came under pressure during the period due to investor fears that AI could severely disrupt the software business.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong growth in orders.

Microsoft	Negative	Microsoft engages in the development and support of software, services, devices, and solutions. Despite strong business fundamentals, the company underperformed for the period due to the performance of its Azure cloud computing program. Microsoft emphasized that it is prioritizing computing power for internal applications such as Copilot and Frontier, and for training internal models, before allocating additional resources to Azure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class A/PGWAX) at NAV(1)	12.54%	12.82%	17.93%
Virtus Silvant Focused Growth Fund (Class A/PGWAX) at POP(2),(3)	6.35%	11.55%	17.26%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,949,545,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 8,025,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,949,545
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$8,025
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	20
Industrials	12
Consumer Discretionary	7
Health Care	7
Financials	4
Materials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021656 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class C
Trading Symbol	PGWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$181	1.71%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Although the Fund produced a double-digit positive absolute return, it underperformed the Russell 1000® Growth Index (the "Index"), primarily due to stock selection with the technology sector. The Fund’s technology stocks averaged a return of approximately 10.1%, while the Index’s technology stocks gained 22.1% for the year. Additionally, within the Index, technology stocks primarily focused on the semiconductor memory industry had an especially positive 12-month return for the period, with some companies doubling and tripling in market value. For the same period, the software stocks within the Index lagged dramatically, with some even losing value, as fears spread that artificial intelligence (AI) could displace software’s competitive advantage in certain industries in the future. The Fund did not own several of the strongest-performing semiconductor memory companies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Negative	Fair Isaac provides decision management solutions, and operates through its software and scores segments. The company underperformed during the reporting period despite strong underlying metrics. Investor uncertainty about future competitive dynamics in scores stemmed from the announcement that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO score for mortgage credit decisions.

Autodesk	Negative	Autodesk engages in the design of software and services. Its products include AutoCAD, BIM Collaborate Pro, and Revit, among others. Despite positive business fundamentals, software stocks came under pressure during the period due to investor fears that AI could severely disrupt the software business.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong growth in orders.

Microsoft	Negative	Microsoft engages in the development and support of software, services, devices, and solutions. Despite strong business fundamentals, the company underperformed for the period due to the performance of its Azure cloud computing program. Microsoft emphasized that it is prioritizing computing power for internal applications such as Copilot and Frontier, and for training internal models, before allocating additional resources to Azure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class C/PGWCX) at NAV(1) and with CDSC(2)	11.66%	11.96%	17.03%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,949,545,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 8,025,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,949,545
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$8,025
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	20
Industrials	12
Consumer Discretionary	7
Health Care	7
Financials	4
Materials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021658 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Institutional Class
Trading Symbol	PGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Although the Fund produced a double-digit positive absolute return, it underperformed the Russell 1000® Growth Index (the "Index"), primarily due to stock selection with the technology sector. The Fund’s technology stocks averaged a return of approximately 10.1%, while the Index’s technology stocks gained 22.1% for the year. Additionally, within the Index, technology stocks primarily focused on the semiconductor memory industry had an especially positive 12-month return for the period, with some companies doubling and tripling in market value. For the same period, the software stocks within the Index lagged dramatically, with some even losing value, as fears spread that artificial intelligence (AI) could displace software’s competitive advantage in certain industries in the future. The Fund did not own several of the strongest-performing semiconductor memory companies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Negative	Fair Isaac provides decision management solutions, and operates through its software and scores segments. The company underperformed during the reporting period despite strong underlying metrics. Investor uncertainty about future competitive dynamics in scores stemmed from the announcement that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO score for mortgage credit decisions.

Autodesk	Negative	Autodesk engages in the design of software and services. Its products include AutoCAD, BIM Collaborate Pro, and Revit, among others. Despite positive business fundamentals, software stocks came under pressure during the period due to investor fears that AI could severely disrupt the software business.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong growth in orders.

Microsoft	Negative	Microsoft engages in the development and support of software, services, devices, and solutions. Despite strong business fundamentals, the company underperformed for the period due to the performance of its Azure cloud computing program. Microsoft emphasized that it is prioritizing computing power for internal applications such as Copilot and Frontier, and for training internal models, before allocating additional resources to Azure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Institutional Class/PGFIX) at NAV(1)	12.84%	13.13%	18.28%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,949,545,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 8,025,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,949,545
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$8,025
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	20
Industrials	12
Consumer Discretionary	7
Health Care	7
Financials	4
Materials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000164304 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class R6
Trading Symbol	AFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Although the Fund produced a double-digit positive absolute return, it underperformed the Russell 1000® Growth Index (the "Index"), primarily due to stock selection with the technology sector. The Fund’s technology stocks averaged a return of approximately 10.1%, while the Index’s technology stocks gained 22.1% for the year. Additionally, within the Index, technology stocks primarily focused on the semiconductor memory industry had an especially positive 12-month return for the period, with some companies doubling and tripling in market value. For the same period, the software stocks within the Index lagged dramatically, with some even losing value, as fears spread that artificial intelligence (AI) could displace software’s competitive advantage in certain industries in the future. The Fund did not own several of the strongest-performing semiconductor memory companies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Negative	Fair Isaac provides decision management solutions, and operates through its software and scores segments. The company underperformed during the reporting period despite strong underlying metrics. Investor uncertainty about future competitive dynamics in scores stemmed from the announcement that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO score for mortgage credit decisions.

Autodesk	Negative	Autodesk engages in the design of software and services. Its products include AutoCAD, BIM Collaborate Pro, and Revit, among others. Despite positive business fundamentals, software stocks came under pressure during the period due to investor fears that AI could severely disrupt the software business.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong growth in orders.

Microsoft	Negative	Microsoft engages in the development and support of software, services, devices, and solutions. Despite strong business fundamentals, the company underperformed for the period due to the performance of its Azure cloud computing program. Microsoft emphasized that it is prioritizing computing power for internal applications such as Copilot and Frontier, and for training internal models, before allocating additional resources to Azure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class R6/AFGFX) at NAV(1)	12.89%	13.19%	18.34%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,949,545,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 8,025,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,949,545
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$8,025
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	20
Industrials	12
Consumer Discretionary	7
Health Care	7
Financials	4
Materials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000150255 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Institutional Class
Trading Symbol	HLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Russell 3000© Health Care Index for the 12-month period were Eli Lilly, West Pharmaceutical, AbbVie, Merck & Co., and UnitedHealth Group. The biggest detractors from performance for the period were Insulet, Intuitive Surgical, Prestige Consumer Healthcare, Lumexa Imaging, and DexCom. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	During the 12-month period, Eli Lilly’s portfolio of GLP‑1 drugs saw rapid sales growth driven by strong uptake of injectable therapies despite competition from oral alternatives. Lilly also launched its own oral GLP‑1 in the second quarter of 2026, and saw continued progress across multiple next‑generation drug pipeline candidates.

West Pharmaceutical	Positive	West Pharmaceutical moved past prior headwinds related to reducing inventory. The company diversified its sources of growth beyond GLP-1s to include high value product growth in Europe, as well as an increased focus on biologics.

Insulet	Negative	Insulet faced product reliability concerns following recalls in March and May 2026 related to manufacturing defects, including actions classified by the FDA in its most serious recall category. These developments introduced regulatory, reputational, and manufacturing execution risks for the company.

Intuitive Surgical	Negative	During the 12-month period, Intuitive’s procedure growth rate moderated as increased competition entered robotic surgery markets following patent expirations. Investor sentiment was also affected by concerns regarding the company’s competitive response and the potential impact on its recurring revenue stream.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Institutional Class/HLHIX) at NAV(1)	9.69%	0.53%	7.44%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 3000® Health Care Index	23.56%	5.26%	10.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 91,700,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 774,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$91,700
Total number of portfolio holdings	24
Total advisory fee paid (‘000s)	$774
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	24%
Pharmaceuticals	22
Healthcare Providers & Services	19
Biotechnology	18
Life Sciences Tools & Services	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021683 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Class A
Trading Symbol	RAGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$148	1.41%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Russell 3000© Health Care Index for the 12-month period were Eli Lilly, West Pharmaceutical, AbbVie, Merck & Co., and UnitedHealth Group. The biggest detractors from performance for the period were Insulet, Intuitive Surgical, Prestige Consumer Healthcare, Lumexa Imaging, and DexCom. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	During the 12-month period, Eli Lilly’s portfolio of GLP‑1 drugs saw rapid sales growth driven by strong uptake of injectable therapies despite competition from oral alternatives. Lilly also launched its own oral GLP‑1 in the second quarter of 2026, and saw continued progress across multiple next‑generation drug pipeline candidates.

West Pharmaceutical	Positive	West Pharmaceutical moved past prior headwinds related to reducing inventory. The company diversified its sources of growth beyond GLP-1s to include high value product growth in Europe, as well as an increased focus on biologics.

Insulet	Negative	Insulet faced product reliability concerns following recalls in March and May 2026 related to manufacturing defects, including actions classified by the FDA in its most serious recall category. These developments introduced regulatory, reputational, and manufacturing execution risks for the company.

Intuitive Surgical	Negative	During the 12-month period, Intuitive’s procedure growth rate moderated as increased competition entered robotic surgery markets following patent expirations. Investor sentiment was also affected by concerns regarding the company’s competitive response and the potential impact on its recurring revenue stream.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class A/RAGHX) at NAV(1)	9.31%	0.23%	7.09%
Virtus KAR Health Sciences Fund (Class A/RAGHX) at POP(2),(3)	3.30%	(0.89)%	6.49%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 3000® Health Care Index	23.56%	5.26%	10.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 91,700,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 774,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$91,700
Total number of portfolio holdings	24
Total advisory fee paid (‘000s)	$774
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	24%
Pharmaceuticals	22
Healthcare Providers & Services	19
Biotechnology	18
Life Sciences Tools & Services	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021688 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Class A
Trading Symbol	RGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$160	1.64%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be determined by market reactions, both positive and negative, to activity related to these companies. Underweights in consumer discretionary and consumer staples contributed to performance relative to the MSCI All Country World Small Cap Index (net) for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Caixa Seguridade, Landstar System, Watts Water Technologies, Toro Company, and Triumph Financial. The biggest detractors from performance for the period were Baltic Classifieds, Ryan Specialty, Rightmove, nCino, and Lectra. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Caixa Seguridade	Positive	Shares of the Brazilian insurance company outperformed over the 12-month period, supported by resilient demand for mortgage insurance despite elevated rates, along with the earnings from the company’s higher-yielding invested cash.

Landstar System	Positive	The operating environment for trucking companies like Landstar improved during the period due to a reduction in the number of drivers, which constrained supply and raised prices. In addition, there were indicators of increased shipping demand, which also benefited the company.

Baltic Classifieds	Negative	Baltic Classifieds operates several online classified advertising portals across the Baltic states of Lithuania, Latvia, and Estonia. The company’s results were pressured by weakness in the Estonian auto market, concerns about profit margins following earnings guidance late in 2025, and investor uncertainty about the long-term impact of consumer-facing artificial intelligence ("AI") on asset searches.

Ryan Specialty	Negative	Ryan Specialty is an international specialty insurance firm. Industry-wide declines in commercial property premiums caused the company’s organic growth pace to moderate. Market fears of increased competition from AI also pulled insurance broker shares lower.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at NAV(1)	(5.22)%	(0.37)%	6.65%
Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at POP(2),(3)	(10.43)%	(1.49)%	6.05%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
MSCI All Country World Small Cap Index (net)	28.82%	7.42%	10.73%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 35,100,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 320,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$35,100
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$320
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]	Asset Allocation(1)
Financials	42%
Industrials	39
Health Care	6
Materials	5
Information Technology	5
Consumer Discretionary	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021692 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	DGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$126	1.29%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be determined by market reactions, both positive and negative, to activity related to these companies. Underweights in consumer discretionary and consumer staples contributed to performance relative to the MSCI All Country World Small Cap Index (net) for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Caixa Seguridade, Landstar System, Watts Water Technologies, Toro Company, and Triumph Financial. The biggest detractors from performance for the period were Baltic Classifieds, Ryan Specialty, Rightmove, nCino, and Lectra. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Caixa Seguridade	Positive	Shares of the Brazilian insurance company outperformed over the 12-month period, supported by resilient demand for mortgage insurance despite elevated rates, along with the earnings from the company’s higher-yielding invested cash.

Landstar System	Positive	The operating environment for trucking companies like Landstar improved during the period due to a reduction in the number of drivers, which constrained supply and raised prices. In addition, there were indicators of increased shipping demand, which also benefited the company.

Baltic Classifieds	Negative	Baltic Classifieds operates several online classified advertising portals across the Baltic states of Lithuania, Latvia, and Estonia. The company’s results were pressured by weakness in the Estonian auto market, concerns about profit margins following earnings guidance late in 2025, and investor uncertainty about the long-term impact of consumer-facing artificial intelligence ("AI") on asset searches.

Ryan Specialty	Negative	Ryan Specialty is an international specialty insurance firm. Industry-wide declines in commercial property premiums caused the company’s organic growth pace to moderate. Market fears of increased competition from AI also pulled insurance broker shares lower.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Institutional Class/DGSCX) at NAV(1)	(4.87)%	(0.04)%	7.02%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
MSCI All Country World Small Cap Index (net)	28.82%	7.42%	10.73%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 35,100,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 320,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$35,100
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$320
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]	Asset Allocation(1)
Financials	42%
Industrials	39
Health Care	6
Materials	5
Information Technology	5
Consumer Discretionary	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000204681 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class R6
Trading Symbol	DRRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of May 21, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class R6 / DRRJX	$10	0.92%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overall sector allocation to information technology and strong security selection in semiconductors, application software, and systems software contributed to performance relative to the S&P North American Technology Index for the since-inception time period. Sector allocations to semiconductor materials, communication services, and the non-benchmark sector of consumer discretionary, as well as security selection within technology hardware, detracted from performance. The biggest individual contributors to performance during the since-inception time period were Micron Technology, Advanced Micro Devices, Applied Materials, KLA Corp., and Dell Technologies. The biggest detractors from performance for the period were NVIDIA, Alphabet, Microsoft, Broadcom, and Apple. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. economic policy and geopolitical uncertainty	Negative	Escalating conflicts, particularly in the Middle East, sparked sharp volatility and caused supply chain disruptions and energy supply shocks. Though a mid-2026 ceasefire offered some temporary relief, the persistent threat of localized conflicts repeatedly disrupted equity markets and increased consumer pessimism due to rising input costs.

Sticky inflation/fears of higher interest rates for longer	Negative	Persistent inflation led markets to anticipate a "higher-for-longer" interest rate environment, including the potential for additional central bank tightening. This return to a higher cost of capital squeezed highly leveraged growth companies and triggered increased default risk across weaker corporate balance sheets.

Artificial intelligence ("AI") buildout	Positive	The reporting period saw an AI-driven boom in physical infrastructure as giant tech hyperscalers committed hundreds of billions of dollars toward building next-generation data centers. This had a positive impact on semiconductor manufacturers, advanced foundries, networking hardware providers, and physical infrastructure players like power generation companies.

Resilient corporate earnings/broadening market leadership	Positive	Robust corporate profitability continued as earnings growth surged for S&P 500® Index companies. Unlike previous periods, in which a small group of mega-cap tech stocks drove a substantial portion of the market returns, the 12-month period saw market leadership broaden across market capitalizations and sectors.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values of Class R6 shares from May 21, 2026 (Inception) to June 30, 2026. It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	Since Inception
Virtus Zevenbergen Technology Fund (Class R6/DRRJX) at NAV(1)	7.61%
Wilshire 5000 Total Market Index	1.63%
S&P North American Technology Index	5.85%
Nasdaq Composite® Index	(0.23)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	May 21, 2026
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,996,871,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 15,020,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,996,871
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$15,020
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]	Asset Allocation(1)
Information Technology	76%
Communication Services	14
Consumer Discretionary	5
Industrials	3
Financials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021698 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Institutional Class
Trading Symbol	DRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$142	1.16%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overall sector allocation to information technology and strong security selection in semiconductors, application software, and systems software contributed to performance relative to the S&P North American Technology Index for the fiscal year. Sector allocation to non-benchmark sectors of consumer discretionary, industrials, and financials, as well as security selection within interactive media & services, detracted from performance. The biggest individual contributors to performance for the 12-month period were Micron Technology, Alphabet, Advanced Micro Devices, NVIDIA, and Broadcom. The biggest detractors from performance during the period were Microsoft, Axon Enterprise, Meta Platforms, ServiceNow, and MercadoLibre. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. economic policy and geopolitical uncertainty	Negative	Escalating conflicts, particularly in the Middle East, sparked sharp volatility and caused supply chain disruptions and energy supply shocks. Though a mid-2026 ceasefire offered some temporary relief, the persistent threat of localized conflicts repeatedly disrupted equity markets and increased consumer pessimism due to rising input costs.

Sticky inflation/fears of higher interest rates for longer	Negative	Persistent inflation led markets to anticipate a "higher-for-longer" interest rate environment, including the potential for additional central bank tightening. This return to a higher cost of capital squeezed highly leveraged growth companies and triggered increased default risk across weaker corporate balance sheets.

Artificial intelligence ("AI") buildout	Positive	The reporting period saw an AI-driven boom in physical infrastructure as giant tech hyperscalers committed hundreds of billions of dollars toward building next-generation data centers. This had a positive impact on semiconductor manufacturers, advanced foundries, networking hardware providers, and physical infrastructure players like power generation companies.

Resilient corporate earnings/broadening market leadership	Positive	Robust corporate profitability continued as earnings growth surged for S&P 500® Index companies. Unlike previous periods, in which a small group of mega-cap tech stocks drove a substantial portion of the market returns, the 12-month period saw market leadership broaden across market capitalizations and sectors.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Institutional Class/DRGTX) at NAV(1)	45.40%	16.79%	23.99%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
S&P North American Technology Index	50.70%	20.50%	25.65%
Nasdaq Composite® Index	29.48%	13.40%	19.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,996,871,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 15,020,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,996,871
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$15,020
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	43%
Software	14
Interactive Media & Services	14
Technology Hardware, Storage & Peripherals	10
IT Services	4
Broadline Retail	3
Electronic Equipment, Instruments & Components	3
Aerospace & Defense	2
Communications Equipment	2
Automobiles	2
Other	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021696 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class C
Trading Symbol	RCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$262	2.15%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overall sector allocation to information technology and strong security selection in semiconductors, application software, and systems software contributed to performance relative to the S&P North American Technology Index for the fiscal year. Sector allocation to non-benchmark sectors of consumer discretionary, industrials, and financials, as well as security selection within interactive media & services, detracted from performance. The biggest individual contributors to performance for the 12-month period were Micron Technology, Alphabet, Advanced Micro Devices, NVIDIA, and Broadcom. The biggest detractors from performance during the period were Microsoft, Axon Enterprise, Meta Platforms, ServiceNow, and MercadoLibre. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. economic policy and geopolitical uncertainty	Negative	Escalating conflicts, particularly in the Middle East, sparked sharp volatility and caused supply chain disruptions and energy supply shocks. Though a mid-2026 ceasefire offered some temporary relief, the persistent threat of localized conflicts repeatedly disrupted equity markets and increased consumer pessimism due to rising input costs.

Sticky inflation/fears of higher interest rates for longer	Negative	Persistent inflation led markets to anticipate a "higher-for-longer" interest rate environment, including the potential for additional central bank tightening. This return to a higher cost of capital squeezed highly leveraged growth companies and triggered increased default risk across weaker corporate balance sheets.

Artificial intelligence ("AI") buildout	Positive	The reporting period saw an AI-driven boom in physical infrastructure as giant tech hyperscalers committed hundreds of billions of dollars toward building next-generation data centers. This had a positive impact on semiconductor manufacturers, advanced foundries, networking hardware providers, and physical infrastructure players like power generation companies.

Resilient corporate earnings/broadening market leadership	Positive	Robust corporate profitability continued as earnings growth surged for S&P 500® Index companies. Unlike previous periods, in which a small group of mega-cap tech stocks drove a substantial portion of the market returns, the 12-month period saw market leadership broaden across market capitalizations and sectors.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class C/RCGTX) at NAV(1) and with CDSC(2)	43.97%	15.62%	22.70%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
S&P North American Technology Index	50.70%	20.50%	25.65%
Nasdaq Composite® Index	29.48%	13.40%	19.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,996,871,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 15,020,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,996,871
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$15,020
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	43%
Software	14
Interactive Media & Services	14
Technology Hardware, Storage & Peripherals	10
IT Services	4
Broadline Retail	3
Electronic Equipment, Instruments & Components	3
Aerospace & Defense	2
Communications Equipment	2
Automobiles	2
Other	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021693 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class A
Trading Symbol	RAGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$173	1.41%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overall sector allocation to information technology and strong security selection in semiconductors, application software, and systems software contributed to performance relative to the S&P North American Technology Index for the fiscal year. Sector allocation to non-benchmark sectors of consumer discretionary, industrials, and financials, as well as security selection within interactive media & services, detracted from performance. The biggest individual contributors to performance for the 12-month period were Micron Technology, Alphabet, Advanced Micro Devices, NVIDIA, and Broadcom. The biggest detractors from performance during the period were Microsoft, Axon Enterprise, Meta Platforms, ServiceNow, and MercadoLibre. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. economic policy and geopolitical uncertainty	Negative	Escalating conflicts, particularly in the Middle East, sparked sharp volatility and caused supply chain disruptions and energy supply shocks. Though a mid-2026 ceasefire offered some temporary relief, the persistent threat of localized conflicts repeatedly disrupted equity markets and increased consumer pessimism due to rising input costs.

Sticky inflation/fears of higher interest rates for longer	Negative	Persistent inflation led markets to anticipate a "higher-for-longer" interest rate environment, including the potential for additional central bank tightening. This return to a higher cost of capital squeezed highly leveraged growth companies and triggered increased default risk across weaker corporate balance sheets.

Artificial intelligence ("AI") buildout	Positive	The reporting period saw an AI-driven boom in physical infrastructure as giant tech hyperscalers committed hundreds of billions of dollars toward building next-generation data centers. This had a positive impact on semiconductor manufacturers, advanced foundries, networking hardware providers, and physical infrastructure players like power generation companies.

Resilient corporate earnings/broadening market leadership	Positive	Robust corporate profitability continued as earnings growth surged for S&P 500® Index companies. Unlike previous periods, in which a small group of mega-cap tech stocks drove a substantial portion of the market returns, the 12-month period saw market leadership broaden across market capitalizations and sectors.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class A/RAGTX) at NAV(1)	45.04%	16.48%	23.62%
Virtus Zevenbergen Technology Fund (Class A/RAGTX) at POP(2),(3)	37.06%	15.17%	22.92%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
S&P North American Technology Index	50.70%	20.50%	25.65%
Nasdaq Composite® Index	29.48%	13.40%	19.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,996,871,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 15,020,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,996,871
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$15,020
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	43%
Software	14
Interactive Media & Services	14
Technology Hardware, Storage & Peripherals	10
IT Services	4
Broadline Retail	3
Electronic Equipment, Instruments & Components	3
Aerospace & Defense	2
Communications Equipment	2
Automobiles	2
Other	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021714 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	RMDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index (the "Index") in five major economic sectors. Approximately 90% of the Fund’s outperformance relative to the benchmark was attributable to positive stock selection, while 10% was driven by sector allocation decisions. In addition, the Fund held approximately 30 stocks that gained more than 30% during the 12-month period, across seven different major sectors of the economy. The biggest contributor to the Fund’s absolute and relative performance was stock selection within the technology sector, where the Fund’s technology holdings gained 66.5% compared with the Index’s technology stock return of 11.7%. Stock selection within the health care sector detracted from performance, with the Fund’s sector holdings down 10.1% for the 12-month period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
LAM Research	Positive	Lam Research engages in the design, manufacture, marketing, refurbishment, and provision of semiconductor processing equipment used in the fabrication of integrated circuits. The company outperformed during the year as memory-exposed semiconductor stocks surged higher due to a more favorable supply/demand outlook for memory.

Sterling Infrastructure	Positive	Sterling Infrastructure provides construction solutions and operates through the transportation solutions, E-infrastructure solutions, and building solutions segments. Sterling outperformed as E-infrastructure, which represents 70% of its total business and is heavily driven by datacenters, posted strong revenue and order trends. Additionally, the transportation segment reported stronger growth, including in highway construction projects in the Rockies, while achieving a better profitability mix by downsizing in Texas.

Spotify Technology	Negative	Spotify Technology provides digital music services. Spotify underperformed after reporting mixed financial results in the third quarter of 2025. Non-operational issues negatively impacted Spotify’s income statement and other financial statements, leading to lower profitability than the company had guided investors to expect, which negatively impacted the stock price.

Ares Management	Negative	Ares Management provides investment and consultancy services through the following segments: credit group, private equity group, real assets group, secondaries group, and other. Ares underperformed during the period due to concerns about the credit cycle and withdrawals from certain of its private credit funds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at NAV(1)	19.49%	7.68%	15.18%
Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at POP(2),(3)	12.92%	6.47%	14.53%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 533,708,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,010,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$533,708
Total number of portfolio holdings	81
Total advisory fee paid (‘000s)	$2,010
Portfolio turnover rate as of the end of the reporting period	88%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	30%
Industrials	28
Consumer Discretionary	16
Health Care	9
Financials	7
Communication Services	3
Consumer Staples	2
Other	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021717 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	RMDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$196	1.79%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index (the "Index") in five major economic sectors. Approximately 90% of the Fund’s outperformance relative to the benchmark was attributable to positive stock selection, while 10% was driven by sector allocation decisions. In addition, the Fund held approximately 30 stocks that gained more than 30% during the 12-month period, across seven different major sectors of the economy. The biggest contributor to the Fund’s absolute and relative performance was stock selection within the technology sector, where the Fund’s technology holdings gained 66.5% compared with the Index’s technology stock return of 11.7%. Stock selection within the health care sector detracted from performance, with the Fund’s sector holdings down 10.1% for the 12-month period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
LAM Research	Positive	Lam Research engages in the design, manufacture, marketing, refurbishment, and provision of semiconductor processing equipment used in the fabrication of integrated circuits. The company outperformed during the year as memory-exposed semiconductor stocks surged higher due to a more favorable supply/demand outlook for memory.

Sterling Infrastructure	Positive	Sterling Infrastructure provides construction solutions and operates through the transportation solutions, E-infrastructure solutions, and building solutions segments. Sterling outperformed as E-infrastructure, which represents 70% of its total business and is heavily driven by datacenters, posted strong revenue and order trends. Additionally, the transportation segment reported stronger growth, including in highway construction projects in the Rockies, while achieving a better profitability mix by downsizing in Texas.

Spotify Technology	Negative	Spotify Technology provides digital music services. Spotify underperformed after reporting mixed financial results in the third quarter of 2025. Non-operational issues negatively impacted Spotify’s income statement and other financial statements, leading to lower profitability than the company had guided investors to expect, which negatively impacted the stock price.

Ares Management	Negative	Ares Management provides investment and consultancy services through the following segments: credit group, private equity group, real assets group, secondaries group, and other. Ares underperformed during the period due to concerns about the credit cycle and withdrawals from certain of its private credit funds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class C/RMDCX) at NAV(1) and with CDSC(2)	18.94%	6.84%	14.30%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 533,708,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,010,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$533,708
Total number of portfolio holdings	81
Total advisory fee paid (‘000s)	$2,010
Portfolio turnover rate as of the end of the reporting period	88%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	30%
Industrials	28
Consumer Discretionary	16
Health Care	9
Financials	7
Communication Services	3
Consumer Staples	2
Other	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000021719 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index (the "Index") in five major economic sectors. Approximately 90% of the Fund’s outperformance relative to the benchmark was attributable to positive stock selection, while 10% was driven by sector allocation decisions. In addition, the Fund held approximately 30 stocks that gained more than 30% during the 12-month period, across seven different major sectors of the economy. The biggest contributor to the Fund’s absolute and relative performance was stock selection within the technology sector, where the Fund’s technology holdings gained 66.5% compared with the Index’s technology stock return of 11.7%. Stock selection within the health care sector detracted from performance, with the Fund’s sector holdings down 10.1% for the 12-month period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
LAM Research	Positive	Lam Research engages in the design, manufacture, marketing, refurbishment, and provision of semiconductor processing equipment used in the fabrication of integrated circuits. The company outperformed during the year as memory-exposed semiconductor stocks surged higher due to a more favorable supply/demand outlook for memory.

Sterling Infrastructure	Positive	Sterling Infrastructure provides construction solutions and operates through the transportation solutions, E-infrastructure solutions, and building solutions segments. Sterling outperformed as E-infrastructure, which represents 70% of its total business and is heavily driven by datacenters, posted strong revenue and order trends. Additionally, the transportation segment reported stronger growth, including in highway construction projects in the Rockies, while achieving a better profitability mix by downsizing in Texas.

Spotify Technology	Negative	Spotify Technology provides digital music services. Spotify underperformed after reporting mixed financial results in the third quarter of 2025. Non-operational issues negatively impacted Spotify’s income statement and other financial statements, leading to lower profitability than the company had guided investors to expect, which negatively impacted the stock price.

Ares Management	Negative	Ares Management provides investment and consultancy services through the following segments: credit group, private equity group, real assets group, secondaries group, and other. Ares underperformed during the period due to concerns about the credit cycle and withdrawals from certain of its private credit funds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Institutional Class/DRMCX) at NAV(1)	19.76%	7.89%	15.50%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 533,708,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,010,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$533,708
Total number of portfolio holdings	81
Total advisory fee paid (‘000s)	$2,010
Portfolio turnover rate as of the end of the reporting period	88%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	30%
Industrials	28
Consumer Discretionary	16
Health Care	9
Financials	7
Communication Services	3
Consumer Staples	2
Other	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000204682 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	RMDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class R6 / RMDZX	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index (the "Index") in five major economic sectors. Approximately 90% of the Fund’s outperformance relative to the benchmark was attributable to positive stock selection, while 10% was driven by sector allocation decisions. In addition, the Fund held approximately 30 stocks that gained more than 30% during the 12-month period, across seven different major sectors of the economy. The biggest contributor to the Fund’s absolute and relative performance was stock selection within the technology sector, where the Fund’s technology holdings gained 66.5% compared with the Index’s technology stock return of 11.7%. Stock selection within the health care sector detracted from performance, with the Fund’s sector holdings down 10.1% for the 12-month period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
LAM Research	Positive	Lam Research engages in the design, manufacture, marketing, refurbishment, and provision of semiconductor processing equipment used in the fabrication of integrated circuits. The company outperformed during the year as memory-exposed semiconductor stocks surged higher due to a more favorable supply/demand outlook for memory.

Sterling Infrastructure	Positive	Sterling Infrastructure provides construction solutions and operates through the transportation solutions, E-infrastructure solutions, and building solutions segments. Sterling outperformed as E-infrastructure, which represents 70% of its total business and is heavily driven by datacenters, posted strong revenue and order trends. Additionally, the transportation segment reported stronger growth, including in highway construction projects in the Rockies, while achieving a better profitability mix by downsizing in Texas.

Spotify Technology	Negative	Spotify Technology provides digital music services. Spotify underperformed after reporting mixed financial results in the third quarter of 2025. Non-operational issues negatively impacted Spotify’s income statement and other financial statements, leading to lower profitability than the company had guided investors to expect, which negatively impacted the stock price.

Ares Management	Negative	Ares Management provides investment and consultancy services through the following segments: credit group, private equity group, real assets group, secondaries group, and other. Ares underperformed during the period due to concerns about the credit cycle and withdrawals from certain of its private credit funds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 Shares from inception (June 18, 2025). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	Since Inception
Virtus Silvant Mid-Cap Growth Fund (Class R6/RMDZX) at NAV(1)	19.93%	23.63%
Wilshire 5000 Total Market Index	23.01%	26.59%
Russell Midcap® Growth Index	6.17%	9.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jun. 18, 2025
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 533,708,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,010,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$533,708
Total number of portfolio holdings	81
Total advisory fee paid (‘000s)	$2,010
Portfolio turnover rate as of the end of the reporting period	88%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	30%
Industrials	28
Consumer Discretionary	16
Health Care	9
Financials	7
Communication Services	3
Consumer Staples	2
Other	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000164305 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class R6
Trading Symbol	AEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$114	0.89%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in South Korea, China, and India contributed the most to Fund performance relative to the MSCI Emerging Markets Index (net) (the "Index") for the fiscal year. Stock selection in Taiwan, Poland, and South Africa was the biggest detractor to performance during the same period. On a sector basis, information technology, financials, and consumer discretionary contributed the most toward the Fund’s relative outperformance, while industrials and energy detracted from performance. The biggest individual contributors to the Fund’s relative performance for the 12-month period were SK Hynix, CMOC Group, OTP Bank, Lenovo, and Lam Research. The biggest detractors from the Fund’s relative outperformance were Samsung Electronics, MediaTek, Delta Electronics, SK Square, and Samsung Electro-Mechanics. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") spending/ Semiconductor demand	Positive	The global AI infrastructure buildout drove the bulk of emerging markets ("EM") returns as many of the inputs and manufacturers of critical parts of the buildout are located in EM countries.
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar for the majority of the reporting period benefited EM currencies, which in turn supported EM equity markets.
Strait of Hormuz closure	Negative	Transit through the Strait of Hormuz was halted for much of March 2026, which created an oil supply shock. During the last few months of the reporting period, the price of oil rose and the U.S. dollar strengthened, which acted as a drag on EM equities.

U.S. trade tariffs	Negative	U.S. trade tariffs increased export costs for many EM producers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class R6/AEMOX) at NAV(1)	55.91%	8.52%	10.68%
MSCI Emerging Markets Index (net)	43.51%	7.20%	10.07%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 232,479,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,202,000
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$232,479
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,202
Portfolio turnover rate as of the end of the reporting period	85%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	29%
Banks	15
Technology Hardware, Storage & Peripherals	12
Electronic Equipment, Instruments & Components	9
Metals & Mining	7
Oil, Gas & Consumable Fuels	6
Food Products	2
Financial Services	2
Wireless Telecommunication Services	2
Communications Equipment	2
Interactive Media & Services	2
Other (includes short-term investment)	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000034951 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Institutional Class
Trading Symbol	AOTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$120	0.94%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in South Korea, China, and India contributed the most to Fund performance relative to the MSCI Emerging Markets Index (net) (the "Index") for the fiscal year. Stock selection in Taiwan, Poland, and South Africa was the biggest detractor to performance during the same period. On a sector basis, information technology, financials, and consumer discretionary contributed the most toward the Fund’s relative outperformance, while industrials and energy detracted from performance. The biggest individual contributors to the Fund’s relative performance for the 12-month period were SK Hynix, CMOC Group, OTP Bank, Lenovo, and Lam Research. The biggest detractors from the Fund’s relative outperformance were Samsung Electronics, MediaTek, Delta Electronics, SK Square, and Samsung Electro-Mechanics. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") spending/ Semiconductor demand	Positive	The global AI infrastructure buildout drove the bulk of emerging markets ("EM") returns as many of the inputs and manufacturers of critical parts of the buildout are located in EM countries.
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar for the majority of the reporting period benefited EM currencies, which in turn supported EM equity markets.
Strait of Hormuz closure	Negative	Transit through the Strait of Hormuz was halted for much of March 2026, which created an oil supply shock. During the last few months of the reporting period, the price of oil rose and the U.S. dollar strengthened, which acted as a drag on EM equities.

U.S. trade tariffs	Negative	U.S. trade tariffs increased export costs for many EM producers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Institutional Class/AOTIX) at NAV(1)	55.83%	8.46%	10.63%
MSCI Emerging Markets Index (net)	43.51%	7.20%	10.07%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 232,479,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,202,000
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$232,479
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,202
Portfolio turnover rate as of the end of the reporting period	85%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	29%
Banks	15
Technology Hardware, Storage & Peripherals	12
Electronic Equipment, Instruments & Components	9
Metals & Mining	7
Oil, Gas & Consumable Fuels	6
Food Products	2
Financial Services	2
Wireless Telecommunication Services	2
Communications Equipment	2
Interactive Media & Services	2
Other (includes short-term investment)	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000034948 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class A
Trading Symbol	AOTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$165	1.29%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in South Korea, China, and India contributed the most to Fund performance relative to the MSCI Emerging Markets Index (net) (the "Index") for the fiscal year. Stock selection in Taiwan, Poland, and South Africa was the biggest detractor to performance during the same period. On a sector basis, information technology, financials, and consumer discretionary contributed the most toward the Fund’s relative outperformance, while industrials and energy detracted from performance. The biggest individual contributors to the Fund’s relative performance for the 12-month period were SK Hynix, CMOC Group, OTP Bank, Lenovo, and Lam Research. The biggest detractors from the Fund’s relative outperformance were Samsung Electronics, MediaTek, Delta Electronics, SK Square, and Samsung Electro-Mechanics. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") spending/ Semiconductor demand	Positive	The global AI infrastructure buildout drove the bulk of emerging markets ("EM") returns as many of the inputs and manufacturers of critical parts of the buildout are located in EM countries.
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar for the majority of the reporting period benefited EM currencies, which in turn supported EM equity markets.
Strait of Hormuz closure	Negative	Transit through the Strait of Hormuz was halted for much of March 2026, which created an oil supply shock. During the last few months of the reporting period, the price of oil rose and the U.S. dollar strengthened, which acted as a drag on EM equities.

U.S. trade tariffs	Negative	U.S. trade tariffs increased export costs for many EM producers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at NAV(1)	55.29%	8.09%	10.24%
Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at POP(2),(3)	46.75%	6.87%	9.62%
MSCI Emerging Markets Index (net)	43.51%	7.20%	10.07%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 232,479,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,202,000
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$232,479
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,202
Portfolio turnover rate as of the end of the reporting period	85%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	29%
Banks	15
Technology Hardware, Storage & Peripherals	12
Electronic Equipment, Instruments & Components	9
Metals & Mining	7
Oil, Gas & Consumable Fuels	6
Food Products	2
Financial Services	2
Wireless Telecommunication Services	2
Communications Equipment	2
Interactive Media & Services	2
Other (includes short-term investment)	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000043488 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class A
Trading Symbol	AZNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high-yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, industrials, and health care benefited performance the most. There were no sectors that detracted from performance for the 12-month period. Among individual holdings, the top contributors were Lumentum Holdings, Western Digital, Micron Technology, Alphabet, and Apple. The top detractors were Microsoft, Meta Platforms, CSC Holdings, ServiceNow, and Intuit. In addition, most written options positions expired below the strike price, and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") infrastructure buildout	Positive	Investors demonstrated optimism about AI buildout following many companies’ management guidance about expected capital expenditure and infrastructure spending. Beneficiaries included semiconductor and semiconductor equipment companies, technology hardware names, and hyperscalers, among others.

Scrutiny of corporate capital allocation	Negative	The period saw the emergence of investor concerns that large-cap software and internet platforms were committing considerable amounts of capital to AI infrastructure despite the uncertainty around the timing and magnitude of returns and profitability.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class A/AZNAX) at NAV(1)	17.26%	6.20%	9.49%
Virtus Income & Growth Fund (Class A/AZNAX) at POP(2),(3)	10.81%	5.01%	8.87%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,893,081,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 30,837,000
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$4,893,081
Total number of portfolio holdings	333
Total advisory fee paid (‘000s)	$30,837
Portfolio turnover rate as of the end of the reporting period	99%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	6
Technology Hardware, Storage & Peripherals	5
Banks	2
All other Common Stocks	20
Corporate Bonds and Notes		30
Media	2
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	24
Convertible Bonds and Notes		29
Software	4
Semiconductors	3
Electric Utilities	2
All other Convertible Bonds and Notes	20
Convertible Preferred Stocks		7
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000043489 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class C
Trading Symbol	AZNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$205	1.89%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high-yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, industrials, and health care benefited performance the most. There were no sectors that detracted from performance for the 12-month period. Among individual holdings, the top contributors were Lumentum Holdings, Western Digital, Micron Technology, Alphabet, and Apple. The top detractors were Microsoft, Meta Platforms, CSC Holdings, ServiceNow, and Intuit. In addition, most written options positions expired below the strike price, and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") infrastructure buildout	Positive	Investors demonstrated optimism about AI buildout following many companies’ management guidance about expected capital expenditure and infrastructure spending. Beneficiaries included semiconductor and semiconductor equipment companies, technology hardware names, and hyperscalers, among others.

Scrutiny of corporate capital allocation	Negative	The period saw the emergence of investor concerns that large-cap software and internet platforms were committing considerable amounts of capital to AI infrastructure despite the uncertainty around the timing and magnitude of returns and profitability.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class C/AZNCX) at NAV(1) and with CDSC(2)	16.42%	5.39%	8.67%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,893,081,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 30,837,000
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$4,893,081
Total number of portfolio holdings	333
Total advisory fee paid (‘000s)	$30,837
Portfolio turnover rate as of the end of the reporting period	99%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	6
Technology Hardware, Storage & Peripherals	5
Banks	2
All other Common Stocks	20
Corporate Bonds and Notes		30
Media	2
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	24
Convertible Bonds and Notes		29
Software	4
Semiconductors	3
Electric Utilities	2
All other Convertible Bonds and Notes	20
Convertible Preferred Stocks		7
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000043491 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Institutional Class
Trading Symbol	AZNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high-yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, industrials, and health care benefited performance the most. There were no sectors that detracted from performance for the 12-month period. Among individual holdings, the top contributors were Lumentum Holdings, Western Digital, Micron Technology, Alphabet, and Apple. The top detractors were Microsoft, Meta Platforms, CSC Holdings, ServiceNow, and Intuit. In addition, most written options positions expired below the strike price, and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") infrastructure buildout	Positive	Investors demonstrated optimism about AI buildout following many companies’ management guidance about expected capital expenditure and infrastructure spending. Beneficiaries included semiconductor and semiconductor equipment companies, technology hardware names, and hyperscalers, among others.

Scrutiny of corporate capital allocation	Negative	The period saw the emergence of investor concerns that large-cap software and internet platforms were committing considerable amounts of capital to AI infrastructure despite the uncertainty around the timing and magnitude of returns and profitability.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Institutional Class/AZNIX) at NAV(1)	17.51%	6.45%	9.81%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,893,081,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 30,837,000
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$4,893,081
Total number of portfolio holdings	333
Total advisory fee paid (‘000s)	$30,837
Portfolio turnover rate as of the end of the reporting period	99%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	6
Technology Hardware, Storage & Peripherals	5
Banks	2
All other Common Stocks	20
Corporate Bonds and Notes		30
Media	2
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	24
Convertible Bonds and Notes		29
Software	4
Semiconductors	3
Electric Utilities	2
All other Convertible Bonds and Notes	20
Convertible Preferred Stocks		7
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000164306 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class R6
Trading Symbol	ASCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$91	0.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection in industrials, materials, and financials contributed the most to the Fund’s performance relative to the Russell 2000® Index (the "Index") for the 12-month period. Stock selection within the health care, consumer discretionary, and information technology sectors detracted the most. The biggest individual contributors to performance for the 12-month period were Tower Semiconductor, Comfort Systems, Penguin Solutions, Powell Industries, and Primoris Services. The biggest detractors from performance during the same period were Bloom Energy, Sterling Infrastructure, TTM Technologies, Docusign, and Sprouts Farmers Market. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) rate cuts/falling borrowing costs	Positive	Interest rate cuts late in 2025 decreased borrowing costs, which eased pressure on the many small-cap companies that carry floating-rate debt.
Artificial intelligence ("AI") buildout/mega-cap spending	Positive	Mega-cap technology companies spent hundreds of billions on AI infrastructure buildout during the period, benefiting the smaller companies that are enabling the buildout.
Strait of Hormuz closure	Negative	The Hormuz oil spike revived inflation fears, which threatened the interest rate-cut path that rate-sensitive small caps depend on.
Momentum factor outperformance	Negative	While the AI infrastructure buildout rewarded many of the names that are enabling AI, it also inflated the values of many unprofitable companies. This created an environment in which many non-AI companies with strong fundamentals lagged.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 22, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	Since Inception
Virtus Small-Cap Fund (Class R6/ASCFX) at NAV(1)	37.54%	9.18%	9.82%
Wilshire 5000 Total Market Index	23.01%	12.52%	14.34%
Russell 2000® Index	40.78%	6.98%	8.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 22, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 134,670,000
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 578,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$134,670
Total number of portfolio holdings	253
Total advisory fee paid (‘000s)	$578
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Semiconductors & Semiconductor Equipment	10
Banks	6
Aerospace & Defense	5
Electronic Equipment, Instruments & Components	5
Software	5
Pharmaceuticals	5
Healthcare Providers & Services	4
Electrical Equipment	4
Metals & Mining	3
Other (includes short-term investment)	42
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000128362 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	AZBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$97	0.82%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection in industrials, materials, and financials contributed the most to the Fund’s performance relative to the Russell 2000® Index (the "Index") for the 12-month period. Stock selection within the health care, consumer discretionary, and information technology sectors detracted the most. The biggest individual contributors to performance for the 12-month period were Tower Semiconductor, Comfort Systems, Penguin Solutions, Powell Industries, and Primoris Services. The biggest detractors from performance during the same period were Bloom Energy, Sterling Infrastructure, TTM Technologies, Docusign, and Sprouts Farmers Market. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) rate cuts/falling borrowing costs	Positive	Interest rate cuts late in 2025 decreased borrowing costs, which eased pressure on the many small-cap companies that carry floating-rate debt.
Artificial intelligence ("AI") buildout/mega-cap spending	Positive	Mega-cap technology companies spent hundreds of billions on AI infrastructure buildout during the period, benefiting the smaller companies that are enabling the buildout.
Strait of Hormuz closure	Negative	The Hormuz oil spike revived inflation fears, which threatened the interest rate-cut path that rate-sensitive small caps depend on.
Momentum factor outperformance	Negative	While the AI infrastructure buildout rewarded many of the names that are enabling AI, it also inflated the values of many unprofitable companies. This created an environment in which many non-AI companies with strong fundamentals lagged.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Institutional Class/AZBIX) at NAV(1)	37.44%	9.13%	12.53%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Index	40.78%	6.98%	11.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 134,670,000
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 578,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$134,670
Total number of portfolio holdings	253
Total advisory fee paid (‘000s)	$578
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Semiconductors & Semiconductor Equipment	10
Banks	6
Aerospace & Defense	5
Electronic Equipment, Instruments & Components	5
Software	5
Pharmaceuticals	5
Healthcare Providers & Services	4
Electrical Equipment	4
Metals & Mining	3
Other (includes short-term investment)	42
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000128361 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class C
Trading Symbol	AZBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$227	1.92%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection in industrials, materials, and financials contributed the most to the Fund’s performance relative to the Russell 2000® Index (the "Index") for the 12-month period. Stock selection within the health care, consumer discretionary, and information technology sectors detracted the most. The biggest individual contributors to performance for the 12-month period were Tower Semiconductor, Comfort Systems, Penguin Solutions, Powell Industries, and Primoris Services. The biggest detractors from performance during the same period were Bloom Energy, Sterling Infrastructure, TTM Technologies, Docusign, and Sprouts Farmers Market. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) rate cuts/falling borrowing costs	Positive	Interest rate cuts late in 2025 decreased borrowing costs, which eased pressure on the many small-cap companies that carry floating-rate debt.
Artificial intelligence ("AI") buildout/mega-cap spending	Positive	Mega-cap technology companies spent hundreds of billions on AI infrastructure buildout during the period, benefiting the smaller companies that are enabling the buildout.
Strait of Hormuz closure	Negative	The Hormuz oil spike revived inflation fears, which threatened the interest rate-cut path that rate-sensitive small caps depend on.
Momentum factor outperformance	Negative	While the AI infrastructure buildout rewarded many of the names that are enabling AI, it also inflated the values of many unprofitable companies. This created an environment in which many non-AI companies with strong fundamentals lagged.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class C/AZBCX) at NAV(1) and with CDSC(2)	36.01%	7.94%	11.30%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Index	40.78%	6.98%	11.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 134,670,000
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 578,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$134,670
Total number of portfolio holdings	253
Total advisory fee paid (‘000s)	$578
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Semiconductors & Semiconductor Equipment	10
Banks	6
Aerospace & Defense	5
Electronic Equipment, Instruments & Components	5
Software	5
Pharmaceuticals	5
Healthcare Providers & Services	4
Electrical Equipment	4
Metals & Mining	3
Other (includes short-term investment)	42
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000128360 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class A
Trading Symbol	AZBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$139	1.17%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection in industrials, materials, and financials contributed the most to the Fund’s performance relative to the Russell 2000® Index (the "Index") for the 12-month period. Stock selection within the health care, consumer discretionary, and information technology sectors detracted the most. The biggest individual contributors to performance for the 12-month period were Tower Semiconductor, Comfort Systems, Penguin Solutions, Powell Industries, and Primoris Services. The biggest detractors from performance during the same period were Bloom Energy, Sterling Infrastructure, TTM Technologies, Docusign, and Sprouts Farmers Market. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) rate cuts/falling borrowing costs	Positive	Interest rate cuts late in 2025 decreased borrowing costs, which eased pressure on the many small-cap companies that carry floating-rate debt.
Artificial intelligence ("AI") buildout/mega-cap spending	Positive	Mega-cap technology companies spent hundreds of billions on AI infrastructure buildout during the period, benefiting the smaller companies that are enabling the buildout.
Strait of Hormuz closure	Negative	The Hormuz oil spike revived inflation fears, which threatened the interest rate-cut path that rate-sensitive small caps depend on.
Momentum factor outperformance	Negative	While the AI infrastructure buildout rewarded many of the names that are enabling AI, it also inflated the values of many unprofitable companies. This created an environment in which many non-AI companies with strong fundamentals lagged.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class A/AZBAX) at NAV(1)	36.99%	8.75%	12.14%
Virtus Small-Cap Fund (Class A/AZBAX) at POP(2),(3)	29.46%	7.52%	11.51%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Index	40.78%	6.98%	11.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 134,670,000
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 578,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$134,670
Total number of portfolio holdings	253
Total advisory fee paid (‘000s)	$578
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Semiconductors & Semiconductor Equipment	10
Banks	6
Aerospace & Defense	5
Electronic Equipment, Instruments & Components	5
Software	5
Pharmaceuticals	5
Healthcare Providers & Services	4
Electrical Equipment	4
Metals & Mining	3
Other (includes short-term investment)	42
Total	100%
(1)	Percentage of total investments as of June 30, 2026.